Other income/(expenses) - net (Tables)	12 Months Ended
Mar. 31, 2018
Analysis of income and expense [abstract]
Other income/(expenses) - net

	March 31, 2018 R’000	March 31, 2017 R’000	March 31, 2016 R’000

Insurance reimbursement relating to operating costs	2,500	—	—
Profit/(loss) on disposal of property, plant and equipment and intangible assets (note 31.2)	1,264	(262)	(208)
Other	482	688	1,452
	4,246	426	1,244